JPMorgan Fundamental Data Science Mid Core ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.3%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. *	41	17,412
HEICO Corp., Class A	232	48,973
Howmet Aerospace, Inc.	481	110,851
L3Harris Technologies, Inc.	70	24,161
Textron, Inc.	395	34,586
		235,983
Automobile Components — 0.3%
Aptiv plc *	295	20,485
Banks — 3.1%
Fifth Third Bancorp	305	14,170
First Citizens BancShares, Inc., Class A	18	33,924
First Horizon Corp.	2,316	52,712
M&T Bank Corp.	348	71,939
Regions Financial Corp.	1,893	49,445
		222,190
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	132	43,675
Insmed, Inc. *	98	16,025
Natera, Inc. *	287	57,397
Viking Therapeutics, Inc. *	170	5,532
		122,629
Building Products — 1.3%
AAON, Inc.	228	18,867
Carlisle Cos., Inc.	89	29,692
Fortune Brands Innovations, Inc.	622	24,240
Masco Corp.	317	19,137
		91,936
Capital Markets — 4.8%
Ares Management Corp., Class A	281	30,657
Coinbase Global, Inc., Class A *	54	9,429
LPL Financial Holdings, Inc.	74	22,261
MSCI, Inc.	82	44,199
Northern Trust Corp.	415	57,922
Raymond James Financial, Inc.	443	64,142
Robinhood Markets, Inc., Class A *	301	20,859
State Street Corp.	592	74,924
Tradeweb Markets, Inc., Class A	138	16,237
		340,630
Chemicals — 1.7%
Axalta Coating Systems Ltd. *	1,167	32,326
Chemours Co. (The)	1,553	34,212
Element Solutions, Inc.	1,048	35,779
LyondellBasell Industries NV, Class A	238	19,173
		121,490

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.5%
Veralto Corp.	388	34,307
Communications Equipment — 0.7%
Ciena Corp. *	124	48,141
Construction & Engineering — 1.8%
Comfort Systems USA, Inc.	36	49,644
Quanta Services, Inc.	147	80,706
		130,350
Construction Materials — 1.2%
Eagle Materials, Inc.	150	28,417
Martin Marietta Materials, Inc.	101	59,457
		87,874
Consumer Finance — 0.8%
Ally Financial, Inc.	469	18,399
Capital One Financial Corp.	203	37,033
		55,432
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc. *	521	51,277
Maplebear, Inc. *	446	16,707
Performance Food Group Co. *	655	56,107
US Foods Holding Corp. *	517	47,673
		171,764
Containers & Packaging — 1.6%
AptarGroup, Inc.	238	29,993
Ball Corp.	598	35,348
Packaging Corp. of America	215	45,627
		110,968
Distributors — 0.6%
Genuine Parts Co.	113	11,950
LKQ Corp.	862	25,317
Pool Corp.	42	8,498
		45,765
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	127	10,431
Electric Utilities — 2.2%
Entergy Corp.	656	73,708
Xcel Energy, Inc.	1,057	83,968
		157,676
Electrical Equipment — 2.5%
Acuity, Inc.	108	30,264
AMETEK, Inc.	295	63,236
Hubbell, Inc.	51	25,028
Vertiv Holdings Co., Class A	245	61,392
		179,920

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	231	31,409
TD SYNNEX Corp.	295	49,769
Teledyne Technologies, Inc. *	76	45,981
Zebra Technologies Corp., Class A *	125	26,135
		153,294
Energy Equipment & Services — 1.6%
Baker Hughes Co., Class A	787	48,046
TechnipFMC plc (United Kingdom)	957	66,158
		114,204
Entertainment — 1.5%
ROBLOX Corp., Class A *	214	12,104
Take-Two Interactive Software, Inc. *	184	36,340
Warner Bros Discovery, Inc. *	2,086	57,281
		105,725
Financial Services — 1.6%
Affirm Holdings, Inc., Class A *	175	8,019
Block, Inc. *	173	10,411
Corpay, Inc. *	80	23,279
Fidelity National Information Services, Inc.	938	44,002
MGIC Investment Corp.	1,061	27,851
		113,562
Food Products — 1.7%
General Mills, Inc.	673	25,049
Hershey Co. (The)	205	42,618
Post Holdings, Inc. *	286	28,274
Tyson Foods, Inc., Class A	403	25,820
		121,761
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	295	62,511
Saia, Inc. *	104	36,533
		99,044
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc. *	177	11,116
Envista Holdings Corp. *	814	20,651
GE HealthCare Technologies, Inc.	521	37,085
QuidelOrtho Corp. *	457	7,509
Zimmer Biomet Holdings, Inc.	275	24,865
		101,226
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	391	82,622
Encompass Health Corp.	415	40,143
Humana, Inc.	159	27,569
Quest Diagnostics, Inc.	316	61,930
		212,264

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care REITs — 1.1%
Healthpeak Properties, Inc.	1,441	23,675
Ventas, Inc.	687	56,183
		79,858
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A *	125	21,957
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	2,215	42,439
Hotels, Restaurants & Leisure — 4.1%
Darden Restaurants, Inc.	286	56,067
Expedia Group, Inc.	163	37,635
Flutter Entertainment plc *	155	15,802
Hilton Worldwide Holdings, Inc.	283	86,055
Royal Caribbean Cruises Ltd.	169	46,505
Yum! Brands, Inc.	341	53,019
		295,083
Household Durables — 1.3%
Garmin Ltd.	226	52,434
Toll Brothers, Inc.	280	38,212
		90,646
Household Products — 0.3%
Church & Dwight Co., Inc.	207	19,317
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	295	44,347
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	716	8,205
EastGroup Properties, Inc.	218	40,350
		48,555
Insurance — 3.8%
Arch Capital Group Ltd. *	727	69,785
Arthur J Gallagher & Co.	100	21,658
Hartford Insurance Group, Inc. (The)	489	66,127
Loews Corp.	648	69,168
Prudential Financial, Inc.	192	18,756
RLI Corp.	390	22,246
		267,740
Interactive Media & Services — 0.3%
IAC, Inc. *	200	8,006
Pinterest, Inc., Class A *	647	11,866
		19,872
IT Services — 1.8%
Cloudflare, Inc., Class A *	92	18,983
Cognizant Technology Solutions Corp., Class A	631	38,712
Gartner, Inc. *	84	13,301
GoDaddy, Inc., Class A *	181	14,963

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
MongoDB, Inc., Class A *	77	18,847
Twilio, Inc., Class A *	182	22,899
		127,705
Life Sciences Tools & Services — 1.6%
IQVIA Holdings, Inc. *	232	39,565
Mettler-Toledo International, Inc. *	34	42,881
West Pharmaceutical Services, Inc.	117	29,325
		111,771
Machinery — 3.8%
AGCO Corp.	225	26,071
Dover Corp.	376	78,377
IDEX Corp.	210	39,806
ITT, Inc.	131	24,959
Lincoln Electric Holdings, Inc.	89	22,168
Westinghouse Air Brake Technologies Corp.	318	79,471
		270,852
Media — 0.4%
Charter Communications, Inc., Class A * (a)	89	19,213
Trade Desk, Inc. (The), Class A *	388	8,804
		28,017
Metals & Mining — 0.8%
Alcoa Corp.	814	53,993
Multi-Utilities — 3.6%
Ameren Corp.	572	62,874
CMS Energy Corp.	1,007	78,123
NiSource, Inc.	978	45,633
Public Service Enterprise Group, Inc.	246	19,914
WEC Energy Group, Inc.	458	53,023
		259,567
Oil, Gas & Consumable Fuels — 5.5%
Cheniere Energy, Inc.	241	68,386
Coterra Energy, Inc.	1,617	56,821
Diamondback Energy, Inc.	312	61,711
DT Midstream, Inc.	299	40,266
EQT Corp.	553	35,193
Marathon Petroleum Corp.	347	84,731
Williams Cos., Inc. (The)	623	45,342
		392,450
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	877	58,303
Personal Care Products — 0.2%
Kenvue, Inc.	840	14,482
Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	321	60,685

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp., Class A	169	13,187
Leidos Holdings, Inc.	199	30,949
Paylocity Holding Corp. *	119	12,857
SS&C Technologies Holdings, Inc.	748	50,542
		107,535
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	408	55,268
Residential REITs — 0.9%
AvalonBay Communities, Inc.	245	40,021
Mid-America Apartment Communities, Inc.	221	26,988
		67,009
Retail REITs — 0.8%
Regency Centers Corp.	726	54,929
Semiconductors & Semiconductor Equipment — 3.2%
Entegris, Inc.	350	41,034
MACOM Technology Solutions Holdings, Inc. *	61	13,546
Microchip Technology, Inc.	504	32,564
ON Semiconductor Corp. *	635	39,319
Teradyne, Inc.	332	98,425
		224,888
Software — 1.6%
Datadog, Inc., Class A *	194	22,902
Fair Isaac Corp. *	7	7,473
HubSpot, Inc. *	80	19,528
Manhattan Associates, Inc. *	137	18,237
nCino, Inc. *	290	4,344
Nutanix, Inc., Class A *	454	17,257
Tyler Technologies, Inc. *	64	21,912
		111,653
Specialized REITs — 1.8%
CubeSmart	1,054	38,629
Digital Realty Trust, Inc.	118	21,265
SBA Communications Corp.	226	38,897
Weyerhaeuser Co.	1,297	31,685
		130,476
Specialty Retail — 3.4%
Bath & Body Works, Inc.	1,030	19,230
Best Buy Co., Inc.	523	33,576
Burlington Stores, Inc. *	158	51,410
Carvana Co., Class A *	100	31,438
Ross Stores, Inc.	392	84,919
Tractor Supply Co.	432	19,570
		240,143

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	2,095	49,882
Super Micro Computer, Inc. *	101	2,300
Western Digital Corp.	426	115,228
		167,410
Textiles, Apparel & Luxury Goods — 0.7%
Ralph Lauren Corp.	147	50,567
Trading Companies & Distributors — 1.0%
Core & Main, Inc., Class A *	632	31,221
WW Grainger, Inc.	40	43,632
		74,853
Total Common Stocks (Cost $6,242,510)		6,801,421
Short-Term Investments — 4.4%
Investment Companies — 4.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $293,015)	292,909	292,938
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $19,384)	19,384	19,384
Total Short-Term Investments (Cost $312,399)		312,322
Total Investments — 99.7% (Cost $6,554,909)		7,113,743
Other Assets in Excess of Liabilities — 0.3%		21,034
NET ASSETS — 100.0%		7,134,777

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $18,566.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.
Futures contracts outstanding as of March 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 Micro E-Mini Index	8	06/18/2026	USD	271,840	2,545

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,113,743	$—	$—	$7,113,743
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,545	$—	$—	$2,545

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$659,281	$366,253	$(14)	$(76)	$292,938	292,909	$1,019	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	537,108	517,724	—	—	19,384	19,384	940	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	288,084	297,362	585,446	—	—	—	—	7,747	—
Total	$288,084	$1,493,751	$1,469,423	$(14)	$(76)	$312,322		$9,706	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.